Fair Value Measurements - Schedule of Changes in Fair Value of Convertible Notes (Details) - USD ($)					1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 02, 2016	Nov. 20, 2015	Oct. 29, 2015	Feb. 18, 2015	Jun. 28, 2016	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Fair Value Disclosures [Abstract]
Convertible notes at fair value, beginning balance								$ 3,283,034	$ 1,781,156	$ 1,781,156
Conversion of convertible notes	$ (822,685)	$ (24,000)	$ (12,000)	$ (103,694)	$ (890,179)			(20,132,105)		(1,712,864)
Change in fair value of convertible notes (including OID discount)								16,849,071		(2,096,700)
Fair value of senior convertible notes on date of issuance											1,777,408
Change in fair value of senior convertible notes											3,748
Addition of convertible notes										320,002
Loss on extinguishment of debt							$ 346,865	(15,866,197)	$ 2,859,338	(837,369)
Reclassification to derivative liability										(92,601)
Convertible notes at fair value, ending balance										$ 3,283,034	$ 1,781,156